Mezzanine Equity and Stockholders' Deficit - Common Stock (Details)	Sep. 30, 2024 shares	Jul. 31, 2024 shares	Jun. 30, 2024 shares	Mar. 31, 2024 Vote	Dec. 31, 2023 Vote shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Votes per share of common stock | Vote					1
Conversion of preferred stock					4,939,946
Common stock reserved for future issuance	21,205,970	1,036,666			5,713,959
Adagio Medical Inc
Votes per share of common stock | Vote				1	1
Conversion of preferred stock			4,732,044		4,939,946	4,939,946
Stock options issued and outstanding under the 2012 and 2022 Plan			742,409		747,001	619,527	585,044
Common shares available for future grant under the 2012 and 2022 Plan			31,604		27,012	160,155
Common stock reserved for future issuance			5,506,057		5,713,959	5,719,628